K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

September 25, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 230

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 230 to the Registrant’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 230”) relating to the A Class, C Class, Y Class, Institutional Class and Investor Class shares of beneficial interest in the American Beacon Sound Point Floating Rate Income Fund (the “Fund”), a new series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purpose of this filing is to add the Fund as a new series of the Registrant. This filing does not affect the registration of, or disclosures concerning, any other series of the Registrant.

Pursuant to Rule 485(a) under the 1933 Act, Post-Effective Amendment No. 230 will become effective 75 days after filing.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9059.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber